Trade Receivables, Net	12 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
Trade Receivables, Net

Note 6: - Trade Receivables, Net

	December 31,
	2025	2024
	U.S. Dollars in thousands
Trade receivables	$27,007	$21,388
Less allowance for expected credit losses	-	-
	$27,007	$21,388
Checks receivable	-	159
Total Trade receivables, net	$27,007	$21,547

An analysis of the trade receivables with reference to reporting date:

	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	31-60 Days	61-90 Days (2)	91-120 Days (2)	Over 121 days (2)	Total
December 31, 2025	$23,168	1,133	-	478	1,221	1,009	27,007
December 31, 2024	$20,094	$113	$10	$32	$6	$1,292	$21,547

(1)	Following December 31, 2025, $10,399 thousand was collected on account of the outstanding trade receivable as of December 31, 2025. The amount collected includes $457 thousand on account of the amount past due over 120 days as of December 31, 2025, included in the table above.

(2)	An amount of $2,340 thousand of the outstanding trade receivables is secured by a bank guarantee issued in favor of the Company.